PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS Basis of Fair Value Measurements (Details) - Pension Plan [Member] - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Fair Value of Plan Assets Excluding Net Asset Value Investments	[1]	$ 2,829	$ 2,794
Defined Benefit Plan Fair Value Of Plan Assets Reconciling Items Pension Trust Receivables		3	15
Defined Benefit Plan Fair Value Of Plan Assets Reconciling Items Pension Trust Payables		(2)	(56)
Defined Benefit Plan, Plan Assets, Amount		4,158	3,757	$ 41,462
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		1,576	2,019
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		418	405
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		835	370	371
Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	[1]	1,328	1,004
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		97	101
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		97	101
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		816	919
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		809	906
Equity Securities [Member] | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		7	13
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0	55
Equity Securities [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	[2]	336	297
Equity Securities [Member] | UNITED STATES | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		336	297
Equity Securities [Member] | UNITED STATES | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Equity Securities [Member] | UNITED STATES | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Equity Securities [Member] | Non-US [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		480	622
Equity Securities [Member] | Non-US [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		473	609
Equity Securities [Member] | Non-US [Member] | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		7	13
Equity Securities [Member] | Non-US [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
US Treasury and Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		308	468
US Treasury and Government [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		20	198
US Treasury and Government [Member] | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		288	270
US Treasury and Government [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
US Treasury and Government [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		273	152
Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		106	99
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		16	12
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		90	87
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Asset-backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	1
Asset-backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Asset-backed Securities [Member] | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	1
Asset-backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		414	568
Fixed Income Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		36	210
Fixed Income Securities [Member] | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		378	358
Fixed Income Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0	15
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		627	790
Hedge Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		627	790
Hedge Funds [Member] | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Hedge Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Hedge Funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		933	745
Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Private Equity Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Private Equity Funds [Member] | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Private Equity Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Private Equity Funds [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		122	107
Real Estate Properties [Domain]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		84	72
Real Estate Properties [Domain] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		7	6
Real Estate Properties [Domain] | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Real Estate Properties [Domain] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		77	66	95
Real Estate Properties [Domain] | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Derivative Financial Instruments, Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		4	6
Derivative Financial Instruments, Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Derivative Financial Instruments, Assets [Member] | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		4	6
Derivative Financial Instruments, Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Derivative Financial Instruments, Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		(1)	(2)
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		(1)	(2)
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Alternative Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	[1]	875	410
Alternative Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		7	6
Alternative Investments [Member] | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		33	34
Alternative Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		835	370
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		627	796
Other Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		627	796
Other Investments [Member] | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Other Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Guaranteed Insurance Contract, Type of Guarantee [Domain]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		788	334
Guaranteed Insurance Contract, Type of Guarantee [Domain] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Guaranteed Insurance Contract, Type of Guarantee [Domain] | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		30	30
Guaranteed Insurance Contract, Type of Guarantee [Domain] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		758	304	$ 206
Other Security Investments
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	6
Other Security Investments | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	6
Other Security Investments | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Other Security Investments | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount		0	0
Common Stock [Member] | Equity Securities [Member] | UNITED STATES | DuPont Pension Plans [Domain]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Employer, Related Party, Amount		$ 1	$ 1
Defined Benefit Plan, Amount Of Employer And Related Party Securities Included In Plan Assets, Percent		0.00%	0.00%

[1]	In 2018, the Company reviewed its fair value technique and elected to present assets valued at net asset value per share as a practical expedient outside of the fair value hierarchy. The assets are presented as "Investments measured at net asset value."
[2]	The Company's pension plans directly held less than $1 million (0 percent of total plan assets) of DuPont common stock at December 31, 2020 and less than held $1 million (0 percent of total plan assets) at December 31, 2019.